Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Receivables and Payables
Related party receivables	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Metallon Corporation Limited	$8,261	$8,261
Metallon Management Services	2,185	2,185
Allowance for related party credit losses	(10,446)	(10,446)

Total	$—	$—
Related party payables	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Metallon Gold Zimbabwe	114	2,277
Total	$114	$2,277

Schedule of Allowance for Related Party Credit Losses
Allowance for related party credit losses

(Unaudited)
Balance at January 1, 2026	10,446
Additions	-
Balance at June 30, 2026	$10,446

Schedule of Compensation to Key Management Personnel

The amounts disclosed in the table below represent compensation to key management personnel for the six months ended June 30, 2026, and 2025. The amounts are recognized as administrative expenses in the condensed consolidated interim statements of profit or loss and other comprehensive income.

	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)
Short-term employee benefits	880	1,337
Non-executive director fees	248	118
Share-based payments	$1,193	$-
Termination payment	1,952	-
Key management compensation	$4,273	$1,455